Nature of Business and Summary of Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation

Basis of presentation: The accompanying financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). These financial statements should be read in conjunction with the audited financial statements and notes thereto for the year ended December 31, 2016. The results of operations for the interim period shown in this report are not necessarily indicative of the results that may be expected for any other interim period or for the full year. As noted above, on July 19, 2017 the Company completed a transaction which resulted in approximately $9.9 million of cash on hand. The Company expects to have sufficient cash resources to fund its planned operations for the next two years. This estimate reflects assumptions that may prove to be wrong, and the Company could deplete the available cash resources sooner than currently expected.

Basis of presentation: The accompanying financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which contemplate continuation of the Company as a going concern. The Company reported a net loss of $672,687 and $55,148 for the year ended December 31, 2016 and the period from May 28, 2015 (inception) through December 31, 2015, respectively. As a result of the Company’s history of losses and financial condition, there is substantial doubt about the Company’s ability to continue as a going concern. Management believes that cash provided by additional financing from new and existing shareholders will be required to enable the Company to achieve its objectives over the next twelve months. The accompanying financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

Use of Estimates

Use of estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Significant estimates include the fair value of stock-based compensation. Actual results could differ from those estimates and could materially affect the reported amounts of assets, liabilities and future operating results.

Use of estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Significant estimates include the fair value of stock-based compensation. Actual results could differ from those estimates and could materially affect the reported amounts of assets, liabilities and future operating results.

Cash

Cash: The Company considers cash and all highly liquid debt instruments with an original maturity of three months or less to be cash. The Company maintains its cash accounts primarily in one financial institution. Accounts at this institution are insured by the Federal Deposit Insurance Corporation. The Company’s accounts at this institution do not exceed federally insured limits at June 30, 2017.

Cash: The Company considers cash and all highly liquid debt instruments with an original maturity of three months or less to be cash. The Company maintains its cash accounts primarily in one financial institution. Accounts at this bank are insured by the Federal Deposit Insurance Corporation. The Company’s accounts at this institution do not exceed federally insured limits at December 31, 2016.

Stock-Based Compensation

Stock-based compensation: The Company records compensation expense for all stock-based awards granted based on the fair value of the award at the time of grant. The Company uses the Black-Scholes Pricing Model to determine the fair value of each of the awards which considers factors such as expected term, volatility, risk-free interest rate and dividend yield. Due to the limited history of the Company, the simplified method was utilized in order to determine the expected term of the awards. Additionally, the Company considered comparable companies in the industry which have available share price history to calculate the volatility. The Company compared US Treasury Bills in determining the risk-free interest rate appropriate given the expected term. Finally, the Company has not established nor do they plan to establish a dividend policy or declare any dividends in the foreseeable future and thus no dividend yield was determined necessary in the calculation of fair value.

Stock-based compensation: The Company records compensation expense for all stock-based awards granted based on the fair value of the award at the time of grant. The Company uses the Black-Scholes Pricing Model to determine the fair value of each of the awards which considers factors such as expected term, volatility, risk free interest rate and dividend yield. Due to the limited history of the Company, the simplified method was utilized in order to determine the expected term of the awards. Additionally, the Company considered comparable companies in the industry which have available share price history to calculate the volatility. The Company compared US Treasury Bills in determining the risk-free interest rate appropriate given the expected term. Finally, the Company has not established nor do they plan to establish a dividend policy or declare any dividends in the foreseeable future and thus no dividend yield was determined necessary in the calculation of fair value.

Income Taxes

Income taxes: The Company accounts for income taxes using the asset and liability method in accordance with Accounting Standards Codification (“ASC”) 740, Income Taxes. Under this method deferred income taxes are provided to reflect the tax consequences in future years of differences between the tax bases of assets and liabilities and their financial reporting amounts based on enacted tax laws and statutory tax rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized.

The Company follows the two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates it is more likely than not that the position will be sustained on audit, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount, which is more than 50% likely of being realized upon ultimate settlement. The Company considers many factors when evaluating and estimating the Company’s tax positions and tax benefits, which may require periodic adjustments. At June 30, 2017, the Company did not record any liabilities for uncertain tax positions.

As the Company has significant operating losses, the Company does not expect to pay any income taxes for 2017 and as such no income tax provision has been made. Management evaluated the Company’s tax positions and concluded that the Company had taken no uncertain tax positions that require adjustment to the financial statements. The tax years 2015 to 2016 remain open to examination by federal and state taxing authorities.

Income taxes: The Company accounts for income taxes using the asset and liability method in accordance with Accounting Standards Codification (“ASC”) 740, Income taxes. Under this method deferred income taxes are provided to reflect the tax consequences in future years of differences between the tax bases of assets and liabilities and their financial reporting amounts based on enacted tax laws and statutory tax rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized.

The Company follows the two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates it is more likely than not, that the position will be sustained on audit, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount, which is more than 50% likely of being realized upon ultimate settlement. The Company considers many factors when evaluating and estimating the Company’s tax positions and tax benefits, which may require periodic adjustments. At December 31, 2016, the Company did not record any liabilities for uncertain tax positions.

As the company has significant operating losses, the company does not expect to pay any income taxes for 2016 and as such no income tax provision has been made. Management evaluated the Company’s tax positions and concluded that the Company had taken no uncertain tax positions that require adjustment to the financial statements. The tax years 2015 to 2016 remain open to examination by federal and state taxing authorities.

Fair Value of Financial Instruments

Fair Value of Financial Instruments: Certain assets and liabilities are carried at fair value in accordance with ASC 820, Fair Value Measurement. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. A fair value hierarchy is based on three levels of inputs that measure fair value, of which the first two levels are considered observable and the last level is considered unobservable:

•	Level 1—Quoted prices in active markets for identical assets or liabilities.

•	Level 2—Observable inputs (other than Level 1 quoted prices) such as quoted prices in active markets for similar assets or liabilities, quoted prices in markets that are not active for identical or similar assets or liabilities, or other inputs that are observable or can be corroborated by observable market data.

•	Level 3—Unobservable inputs that are supported by little or no market activity and that are significant to determining the fair value of the assets or liabilities, including pricing models, discounted cash flow methodologies and similar techniques.

The Company’s instruments that are carried at fair value are cash equivalents, accounts payable and accrued interest. The carrying values of accounts payable and accrued interest approximate their fair value due to the short-term nature of these liabilities.

Fair Value of Financial Instruments: Certain assets and liabilities are carried at fair value in accordance with ASC 820, Fair Value Measurement. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. A fair value hierarchy is based on three levels of inputs which are used to measure fair value, of which the first two levels are considered observable and the last is considered unobservable:

•	Level 1—Quoted prices in active markets for identical assets or liabilities.

•	Level 2—Observable inputs (other than Level 1 quoted prices) such as quoted prices in active markets for similar assets or liabilities, quoted prices in markets that are not active for identical or similar assets or liabilities, or other inputs that are observable or can be corroborated by observable market data.

•	Level 3—Unobservable inputs that are supported by little or no market activity and that are significant to determining the fair value of the assets or liabilities, including pricing models, discounted cash flow methodologies and similar techniques.

The Company’s instruments that are carried at fair value are cash equivalents, accounts payable and accrued interest. The carrying values of accounts payable and accrued interest approximate their fair value due to the short-term nature of these assets and liabilities.

Recent Accounting Pronouncements

Recent accounting pronouncements: On May 28, 2014, the FASB issued ASU 2014-09, Revenue From Contracts With Customers, which impacts the way in which some entities recognize revenue for certain types of transactions. The new standard will become effective beginning in 2018 for public companies. The Company is currently assessing the potential impact of this accounting standard and the effect it might have on its revenue recognition policy upon adoption.

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842), which sets out the principles for the recognition, measurement, presentation and disclosure of leases for both parties to a contract (i.e., lessees and lessors). The new standard requires lessees to apply a dual approach classifying leases as either finance or operating leases based on the principle of whether or not the lease is effectively a financed purchase by the lessee. This classification will determine whether lease expense is recognized based on an effective interest method or on a straight-line basis over the term of the lease. A lessee is also required to record a right-of-use asset and a lease liability for all leases with a term of greater than 12 months regardless of their classification. Leases with a term of 12 months or less will be accounted for similar to existing guidance for operating leases. The new standard requires lessors to account for leases using an approach that is substantially equivalent to existing guidance for sales-type leases, direct financing leases and operating leases. The new standard is effective for public companies for fiscal years beginning after December 15, 2018, with early adoption permitted. The Company is currently assessing the potential impact of this accounting standard and the effect it might have on the financial statements.

Recent accounting pronouncements: On May 28, 2014, the FASB issued ASU 2014-09, Revenue From Contracts With Customers, which impacts the way in which some entities recognize revenue for certain types of transactions. The new standard will become effective beginning in 2019 for private companies. The Company is currently assessing the potential impact of this accounting standard and the effect it might have on its revenue recognition policy upon adoption.

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842), which sets out the principles for the recognition, measurement, presentation and disclosure of leases for both parties to a contract (i.e., lessees and lessors). The new standard requires lessees to apply a dual approach, classifying leases as either finance or operating leases based on the principle of whether or not the lease is effectively a financed purchase by the lessee. This classification will determine whether lease expense is recognized based on an effective interest method or on a straight-line basis over the term of the lease. A lessee is also required to record a right-of-use asset and a lease liability for all leases with a term of greater than 12 months regardless of their classification. Leases with a term of 12 months or less will be accounted for similar to existing guidance for operating leases. The new standard requires lessors to account for leases using an approach that is substantially equivalent to existing guidance for sales-type leases, direct financing leases and operating leases. The new standard is effective for fiscal years beginning after December 15, 2019, with early adoption permitted. The Company is currently assessing the potential impact of this accounting standard and the effect it might have on the financial statements.